Note I - Other Borrowed Funds - Scheduled Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
2019	$ 7,308
2020	4,979
2021	3,565
2022	3,430
2023	2,941
Thereafter	17,490
	39,713	$ 35,949
Federal Home Loan Bank Advances [Member]
2019	4,018
2020	3,380
2021	3,000
2022	2,842
2023	2,704
Thereafter	17,490
	33,434	28,625
Promissory Notes [Member]
2019	3,290
2020	1,599
2021	565
2022	588
2023	237
Thereafter
	$ 6,279	$ 7,324